Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Premises And Equipment [Abstract]
Year-End Premises And Equipment

	December 31, 2018	December 31, 2017
Land and land improvements	$1,293	$1,293
Buildings	4,239	3,938
Furniture, fixtures and equipment	2,592	2,316
	8,124	7,547
Less: accumulated depreciation	(4,260)	(4,014)
	$3,864	$3,533

Rent Commitments

2019	$467
2020	471
2021	475
2022	462
2023	356
Thereafter	205
$2,436